RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The following amounts are included in Due to affiliates:

		2016		2015
(millions of Canadian $)	Maturity Date	Outstanding December 31	Effective Interest Rate	Outstanding December 31	Effective Interest Rate

Credit Facility[1]	December 2016	—	—	311	3.5%
Credit Facility[2]	Demand	2,358	2.7%	—	—
		2,358		311

1	TransCanada has an unsecured $3.5 billion credit facility with a subsidiary of TCPL. Interest on this facility is charged at the prime rate per annum.

2
TransCanada has an unsecured $3.0 billion credit facility with TCPL. Interest on this facility is charged at prime rate per annum. This credit facility includes $1.8 billion due to TransCanada related to the acquisition of Columbia. Refer to Note 5, Acquisition of Columbia for more information.

The following amounts are included in Due from affiliates:

		2016		2015
(millions of Canadian $)	Maturity Date	Outstanding December 31	Effective Interest Rate	Outstanding December 31	Effective Interest Rate

Discount Notes[1]	November 2016	—	0.9%	2,376	0.9%
Credit Facility[2]	Demand	—	—	100	2.7%
		—		2,476

1	In November 2016, discount notes were repaid in full by TransCanada. Proceeds from the repayment were used to partially repay the Acquisition Bridge Facility.

2	TCPL has an unsecured $3.0 billion credit facility issued to TransCanada. This facility is repayable on demand and bears interest at the prime rate per annum.